                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21852
                                   ------------


                       RIVERSOURCE RETIREMENT SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      4/30
                         --------------
Date of reporting period:     1/31
                         --------------

                          PORTFOLIO HOLDINGS
                                  FOR
                  RIVERSOURCE RETIREMENT PLUS SERIES
                           AT JAN. 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2010 Fund

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (71.2%)(b)

                                     SHARES                    VALUE(a)

INTERNATIONAL (17.1%)
RiverSource Disciplined
   International Equity Fund         199,807                 $2,111,964
-----------------------------------------------------------------------

U.S. LARGE CAP (53.5%)
RiverSource Disciplined Equity Fund  926,509                  6,624,537
-----------------------------------------------------------------------

U.S. SMALL-MID CAP (0.6%)
RiverSource Disciplined
   Small and Mid Cap Equity Fund       6,858                     70,092
-----------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $8,449,024)                                           $8,806,593
-----------------------------------------------------------------------

FIXED INCOME FUNDS (21.0%)(b)

                                     SHARES                    VALUE(a)

GLOBAL BOND (0.2%)
RiverSource Global Bond Fund           4,191                    $27,200
-----------------------------------------------------------------------

HIGH YIELD (5.8%)
RiverSource High Yield Bond Fund     243,184                    719,823
-----------------------------------------------------------------------

INTERNATIONAL (1.1%)
RiverSource Emerging Markets
   Bond Fund                          13,112                    134,401
-----------------------------------------------------------------------

INVESTMENT GRADE (13.9%)
RiverSource Diversified Bond Fund    356,858                  1,723,626
-----------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $2,578,841)                                           $2,605,050
=======================================================================

CASH EQUIVALENTS (7.9%)(b)

                                     SHARES                    VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund     981,797                   $981,797
-----------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $981,797)                                               $981,797
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $12,009,662)(c)                                      $12,393,440
=======================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2006.

(b)   See Note 6 to the financial statements in the most recent Semiannual
      Report dated Oct. 31, 2006.

(c) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $12,010,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $383,000

      Unrealized depreciation                                              --
      ------------------------------------------------------------------------
      Net unrealized appreciation                                    $383,000
      ------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
1   RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2015 Fund

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (81.4%)(b)

                                    SHARES                     VALUE(a)

INTERNATIONAL (21.6%)
RiverSource Disciplined
   International Equity Fund         294,768                 $3,115,694
-----------------------------------------------------------------------

U.S. LARGE CAP (59.1%)
RiverSource Disciplined
   Equity Fund                     1,195,874                  8,550,499
-----------------------------------------------------------------------

U.S. SMALL-MID CAP (0.7%)
RiverSource Disciplined Small
   and Mid Cap Equity Fund             9,465                     96,736
-----------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $11,265,721)                                         $11,762,929
-----------------------------------------------------------------------

FIXED INCOME FUNDS (15.0%)(b)

                                     SHARES                    VALUE(a)

GLOBAL BOND (0.2%)
RiverSource Global Bond Fund           3,798                    $24,650
-----------------------------------------------------------------------

HIGH YIELD (4.2%)
RiverSource High Yield Bond Fund     206,982                    612,666
-----------------------------------------------------------------------

INTERNATIONAL (0.2%)
RiverSource Emerging Markets
   Bond Fund                           2,353                     24,120
-----------------------------------------------------------------------

INVESTMENT GRADE (10.4%)
RiverSource Diversified Bond Fund    311,694                  1,505,484
-----------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $2,147,501)                                           $2,166,920
-----------------------------------------------------------------------

CASH EQUIVALENTS (4.1%)(b)

                                     SHARES                    VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund     591,907                   $591,907
-----------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $591,907)                                               $591,907
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $14,005,129)(c)                                      $14,521,756
=======================================================================


NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2006.

(b)   See Note 6 to the financial statements in the most recent Semiannual
      Report dated Oct. 31, 2006.

(c) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $14,005,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $517,000

      Unrealized depreciation                                              --
      ------------------------------------------------------------------------
      Net unrealized appreciation                                    $517,000
      ------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
2   RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2020 Fund

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (87.7%)(b)

                                    SHARES                     VALUE(a)

INTERNATIONAL (23.3%)
RiverSource Disciplined
   International Equity Fund         477,285                 $5,044,902
-----------------------------------------------------------------------

U.S. LARGE CAP (63.6%)
RiverSource Disciplined
   Equity Fund                     1,922,648                 13,746,929
-----------------------------------------------------------------------

U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined Small
   and Mid Cap Equity Fund            16,287                    166,454
-----------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $18,058,776)                                         $18,958,285
-----------------------------------------------------------------------

FIXED INCOME FUNDS (10.2%)(b)

                                     SHARES                    VALUE(a)

GLOBAL BOND (0.1%)
RiverSource Global Bond Fund           4,002                    $25,972
-----------------------------------------------------------------------

HIGH YIELD (2.3%)
RiverSource High Yield Bond Fund     166,455                    492,707
-----------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging
   Markets Bond Fund                   2,518                     25,805
-----------------------------------------------------------------------

INVESTMENT GRADE (7.7%)
RiverSource Diversified Bond Fund    342,064                  1,652,167
-----------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $2,182,383)                                           $2,196,651
-----------------------------------------------------------------------

CASH EQUIVALENTS (2.6%)(b)

                                     SHARES                    VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund     558,121                   $558,121
-----------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $558,121)                                               $558,121
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $20,799,280)(c)                                      $21,713,057
=======================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2006.

(b)   See Note 6 to the financial statements in the most recent Semiannual
      Report dated Oct. 31, 2006.

(c) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $20,799,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $914,000

      Unrealized depreciation                                              --
      ------------------------------------------------------------------------
      Net unrealized appreciation                                    $914,000
      ------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3   RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2025 Fund

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (89.8%)(b)

                                    SHARES                     VALUE(a)

INTERNATIONAL (23.8%)
RiverSource Disciplined
   International Equity Fund         374,118                 $3,954,431
-----------------------------------------------------------------------

U.S. LARGE CAP (65.2%)
RiverSource Disciplined
   Equity Fund                     1,515,763                 10,837,704
-----------------------------------------------------------------------

U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined Small and
   Mid Cap Equity Fund                13,249                    135,406
-----------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $14,237,477)                                         $14,927,541
-----------------------------------------------------------------------

FIXED INCOME FUNDS (8.5%)(b)

                                     SHARES                    VALUE(a)

GLOBAL BOND (0.1%)
RiverSource Global Bond Fund           2,550                    $16,551
-----------------------------------------------------------------------

HIGH YIELD (1.6%)
RiverSource High Yield Bond Fund      87,216                    258,159
-----------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets
   Bond Fund                           1,603                     16,434
-----------------------------------------------------------------------

INVESTMENT GRADE (6.7%)
RiverSource Diversified Bond Fund    233,085                  1,125,800
-----------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $1,409,179)                                           $1,416,944
-----------------------------------------------------------------------

CASH EQUIVALENTS (2.2%)(b)

                                     SHARES                    VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund     373,465                   $373,465
-----------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $373,465)                                               $373,465
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $16,020,121)(c)                                      $16,717,950
=======================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2006.

(b)   See Note 6 to the financial statements in the most recent Semiannual
      Report dated Oct. 31, 2006.

(c) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $16,020,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $698,000

      Unrealized depreciation                                              --
      ------------------------------------------------------------------------
      Net unrealized appreciation                                    $698,000
      ------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
4   RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2030 Fund

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (90.1%)(b)

                                    SHARES                     VALUE(a)

INTERNATIONAL (24.5%)
RiverSource Disciplined
   International Equity Fund         433,834                 $4,585,624
-----------------------------------------------------------------------

U.S. LARGE CAP (64.8%)
RiverSource Disciplined
   Equity Fund                     1,697,900                 12,139,983
-----------------------------------------------------------------------

U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined Small
   and Mid Cap Equity Fund            14,974                    153,034
-----------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $16,072,988)                                         $16,878,641
-----------------------------------------------------------------------

FIXED INCOME FUNDS (8.6%)(b)

                                     SHARES                    VALUE(a)

GLOBAL BOND (0.1%)
RiverSource Global Bond Fund           2,886                    $18,728
-----------------------------------------------------------------------

HIGH YIELD (1.6%)
RiverSource High Yield Bond Fund     101,629                    300,822
-----------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets
   Bond Fund                           1,814                     18,596
-----------------------------------------------------------------------

INVESTMENT GRADE (6.8%)
RiverSource Diversified Bond Fund    261,950                  1,265,219
-----------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $1,593,883)                                           $1,603,365
-----------------------------------------------------------------------

CASH EQUIVALENTS (2.2%)(b)

                                     SHARES                    VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund     421,070                   $421,070
-----------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $421,070)                                               $421,070
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $18,087,941)(c)                                      $18,903,076
=======================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2006.

(b)   See Note 6 to the financial statements in the most recent Semiannual
      Report dated Oct. 31, 2006.

(c) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $18,088,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $815,000

      Unrealized depreciation                                              --
      ------------------------------------------------------------------------
      Net unrealized appreciation                                    $815,000
      ------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
5   RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2035 Fund

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (90.3%)(b)

                                    SHARES                     VALUE(a)

INTERNATIONAL (24.2%)
RiverSource Disciplined
   International Equity Fund         261,977                 $2,769,101
-----------------------------------------------------------------------

U.S. LARGE CAP (65.3%)
RiverSource Disciplined
   Equity Fund                     1,043,872                  7,463,681
-----------------------------------------------------------------------

U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined Small
   and Mid Cap Equity Fund             9,177                     93,789
-----------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $9,853,060)                                          $10,326,571
-----------------------------------------------------------------------

FIXED INCOME FUNDS (8.6%)(b)

                                     SHARES                    VALUE(a)

GLOBAL BOND (0.1%)
RiverSource Global Bond Fund           1,764                    $11,449
-----------------------------------------------------------------------

HIGH YIELD (1.6%)
RiverSource High Yield Bond Fund      60,581                    179,318
-----------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets
   Bond Fund                           1,109                     11,369
-----------------------------------------------------------------------

INVESTMENT GRADE (6.8%)
RiverSource Diversified Bond Fund    161,112                    778,172
-----------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $974,902)                                               $980,308
-----------------------------------------------------------------------

CASH EQUIVALENTS (2.3%)(b)

                                     SHARES                    VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund     258,469                   $258,469
-----------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $258,469)                                               $258,469
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $11,086,431)(c)                                      $11,565,348
=======================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2006.

(b)   See Note 6 to the financial statements in the most recent Semiannual
      Report dated Oct. 31, 2006.

(c) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $11,086,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $479,000

      Unrealized depreciation                                              --
      ------------------------------------------------------------------------
      Net unrealized appreciation                                    $479,000
      ------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
6   RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2040 Fund

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (89.7%)(b)

                                    SHARES                     VALUE(a)

INTERNATIONAL (23.9%)
RiverSource Disciplined
   International Equity Fund         473,727                 $5,007,290
-----------------------------------------------------------------------

U.S. LARGE CAP (65.0%)
RiverSource Disciplined
   Equity Fund                     1,899,977                 13,584,833
-----------------------------------------------------------------------

U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined
   Small and Mid Cap Equity Fund      16,646                    170,127
-----------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $17,563,134)                                         $18,762,250
-----------------------------------------------------------------------

FIXED INCOME FUNDS (8.5%)(b)

                                     SHARES                    VALUE(a)

GLOBAL BOND (0.1%)
RiverSource Global Bond Fund           3,200                    $20,770
-----------------------------------------------------------------------

HIGH YIELD (1.6%)
RiverSource High Yield Bond Fund     111,021                    328,623
-----------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets
   Bond Fund                           2,012                     20,624
-----------------------------------------------------------------------

INVESTMENT GRADE (6.7%)
RiverSource Diversified Bond Fund    292,424                  1,412,408
-----------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $1,769,028)                                           $1,782,425
-----------------------------------------------------------------------

CASH EQUIVALENTS (2.2%)(b)

                                     SHARES                    VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund     468,208                   $468,208
-----------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $468,208)                                               $468,208
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $19,800,370)(c)                                      $21,012,883
=======================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2006.

(b)   See Note 6 to the financial statements in the most recent Semiannual
      Report dated Oct. 31, 2006.

(c) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $19,800,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $1,213,000

      Unrealized depreciation                                              --
      ------------------------------------------------------------------------
      Net unrealized appreciation                                  $1,213,000
      ------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
7   RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2045 Fund

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (91.6%)(b)

                                     SHARES                    VALUE(a)

INTERNATIONAL (23.9%)
RiverSource Disciplined
   International Equity Fund         100,981                 $1,067,368
-----------------------------------------------------------------------

U.S. LARGE CAP (66.9%)
RiverSource Disciplined Equity Fund  418,207                  2,990,184
-----------------------------------------------------------------------

U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined
   Small and Mid Cap Equity Fund       3,636                     37,164
-----------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $3,950,913)                                           $4,094,716
-----------------------------------------------------------------------

FIXED INCOME FUNDS (8.7%)(b)

                                      SHARES                   VALUE(a)

GLOBAL BOND (0.1%)
RiverSource Global Bond Fund             701                     $4,551
-----------------------------------------------------------------------

HIGH YIELD (1.4%)
RiverSource High Yield Bond Fund      21,305                     63,064
-----------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets
   Bond Fund                             441                      4,518
-----------------------------------------------------------------------

INVESTMENT GRADE (7.1%)
RiverSource Diversified Bond Fund     65,528                    316,500
-----------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $386,899)                                               $388,633
-----------------------------------------------------------------------

CASH EQUIVALENTS (2.3%)(b)

                                     SHARES                    VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund     102,522                   $102,522
-----------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $102,522)                                               $102,522
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $4,440,334)(c)                                        $4,585,871
=======================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2006.

(b)   See Note 6 to the financial statements in the most recent Semiannual
      Report dated Oct. 31, 2006.

(c) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $4,440,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $146,000

      Unrealized depreciation                                              --
      ------------------------------------------------------------------------
      Net unrealized appreciation                                    $146,000
      ------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
8   RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO HOLDINGS AT JAN. 31, 2007


                                                             S-6507-80 G (3/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Retirement Series Trust





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 29, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   March 29, 2007